Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	74 Months Ended	88 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000227563
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Select Series - Mid Cap Fund
C000041206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH International Equity Fund
C000041214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Limited Duration Fund
C000041213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Limited Duration Fund
C000201413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Income Fund
C000214426
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Select Series - Large Cap Fund
C000105435
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Intermediate Municipal Bond Fund
C000105434
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BBH Intermediate Municipal Bond Fund
Without Sales Load [Member] | C000227563
Average Annual Return [Line Items]
Average Annual Return, Percent	(5.19%)	3.42%
Without Sales Load [Member] | C000041206
Average Annual Return [Line Items]
Average Annual Return, Percent	23.66%		6.87%			7.69%
Without Sales Load [Member] | C000041214
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%		4.08%			3.37%
Without Sales Load [Member] | C000041213
Average Annual Return [Line Items]
Average Annual Return, Percent	5.64%		4.01%			3.27%
Without Sales Load [Member] | C000201413
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%		1.94%		3.82%
Without Sales Load [Member] | C000214426
Average Annual Return [Line Items]
Average Annual Return, Percent	13.58%		13.34%	11.27%
Without Sales Load [Member] | C000105435
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		1.70%			2.88%
Without Sales Load [Member] | C000105434
Average Annual Return [Line Items]
Average Annual Return, Percent	5.00%		1.51%			2.71%
Bloomberg US 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%		1.61%			1.72%
Bloomberg US 1-3 Year Treasury Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.87%		1.61%			1.72%
Russell Midcap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.79%	6.50%
MSCI EAFE Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.03%		12.33%			7.48%
Referenced Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		2.85%			2.51%
Referenced Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%		2.85%			2.51%
Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.16%		(0.24%)		2.05%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%		17.64%	16.29%
Bloomberg Municipal 1-15 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%		1.37%			2.29%
Bloomberg Municipal 1-15 Year Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.83%		1.37%			2.29%